Annual Fund Operating Expenses - INVESCO SUMMIT FUND	Feb. 26, 2021
Class A
Operating Expenses:
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.99%
Class C
Operating Expenses:
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	1.74%
Class P
Operating Expenses:
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	0.10%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.84%
Class S
Operating Expenses:
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.89%
Class Y
Operating Expenses:
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.74%
Class R5
Operating Expenses:
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.76%
Class R6
Operating Expenses:
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.70%